SUPPLEMENT TO THE PROSPECTUSES

OF

EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

EVERGREEN MONEY MARKET FUNDS

I.              Evergreen Institutional Money Market Fund, Evergreen Money Market Fund and Evergreen Prime Cash Management Money Market Fund (each a “Fund”)

On August 22, 2007, a complete list of each Fund’s portfolio holdings as of August 21, 2007 was posted to EvergreenInvestments.com.

August 22, 2007                                                                                                                                   580692 (8/07)